Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	(in thousands) December 31,
	2017	2016

Land and improvements	$639,878	$602,218
Buildings and improvements	1,249,350	1,169,064
Machinery and equipment	10,937,416	10,524,030
Proved oil and gas properties	556,507	551,019
Leasehold interest in unproved oil and gas properties	165,000	165,000
Construction in process and equipment deposits	241,820	224,677

	13,789,971	13,236,008
Less accumulated depreciation	(8,696,824)	(8,157,358)

	$5,093,147	$5,078,650